Loans (Troubled Debt Restructurings Entered Modified Periods by Type of Concession Granted) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	¥ 1,155	¥ 984
Loan forgiveness or debt to equity swaps charge-off		8,908	1,964
Interest rate reduction and/or postponement of principal and/or interest		592,989	566,325
Domestic
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	689
Loan forgiveness or debt to equity swaps charge-off		4,002
Interest rate reduction and/or postponement of principal and/or interest		478,830	522,292
Domestic | Manufacturing
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1]	689
Loan forgiveness or debt to equity swaps charge-off		3,806
Interest rate reduction and/or postponement of principal and/or interest		148,564	134,544
Domestic | Construction and real estate
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		31,803	39,254
Domestic | Services
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		78,211	87,468
Domestic | Wholesale and retail
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps charge-off		196
Interest rate reduction and/or postponement of principal and/or interest		169,224	167,299
Domestic | Transportation and communications
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		18,700	33,991
Domestic | Banks and other financial institutions
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		16,962	17,286
Domestic | Other industries
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		1,366	120
Domestic | Individuals
Financing Receivable, Modifications [Line Items]
Interest rate reduction and/or postponement of principal and/or interest		14,000	42,330
Foreign
Financing Receivable, Modifications [Line Items]
Loan forgiveness or debt to equity swaps Recorded investment	[1],[2]	466	984
Loan forgiveness or debt to equity swaps charge-off		4,906	1,964
Interest rate reduction and/or postponement of principal and/or interest		¥ 114,159	¥ 44,033

[1]	Amounts represent the book values of loans immediately after the restructurings.
[2]	The majority of total foreign consist of commercial and industrial loans.